Financial Instrument Risk Management - Debt Securities by Geographic Location (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Financial assets	$ 152,785	$ 143,061
Debt securities
Disclosure of geographical areas [line items]
Financial assets	81,606	74,443
Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	33,252	29,308
Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	30,046	27,246
Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	5,402	5,657
Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	12,906	12,232
Fair value through profit or loss | Debt securities
Disclosure of geographical areas [line items]
Financial assets	67,894	61,402
Fair value through profit or loss | Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	28,221	25,091
Fair value through profit or loss | Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	24,224	21,329
Fair value through profit or loss | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	4,874	5,092
Fair value through profit or loss | Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	10,575	9,890
Available- for-sale | Debt securities
Disclosure of geographical areas [line items]
Financial assets	13,712	13,041
Available- for-sale | Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	5,031	4,217
Available- for-sale | Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	5,822	5,917
Available- for-sale | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	528	565
Available- for-sale | Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	$ 2,331	$ 2,342